Schedule of Investments (unaudited) October 31, 2019	iShares® MSCI EAFE Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.7%
AGL Energy Ltd.	374,143	$5,098,608
APA Group	669,678	5,375,015
Aristocrat Leisure Ltd.	330,097	7,191,031
ASX Ltd.	110,920	6,290,758
BlueScope Steel Ltd.	152,157	1,397,365
Brambles Ltd.	911,945	7,520,566
Caltex Australia Ltd.	147,126	2,764,155
CIMIC Group Ltd.	57,449	1,306,519
Coca-Cola Amatil Ltd.	282,297	1,974,059
Cochlear Ltd.	33,105	4,824,739
Coles Group Ltd.	323,425	3,340,127
Commonwealth Bank of Australia	504,955	27,364,932
Computershare Ltd.	278,778	3,042,296
Crown Resorts Ltd.	216,830	1,861,338
CSL Ltd.	257,525	45,425,320
Dexus	622,737	5,135,545
Flight Centre Travel Group Ltd.	31,909	936,286
Goodman Group	935,841	9,277,920
GPT Group (The)	1,101,161	4,513,937
Incitec Pivot Ltd.	913,213	2,170,596
Insurance Australia Group Ltd.	1,318,440	7,212,214
James Hardie Industries PLC	249,679	4,279,767
Macquarie Group Ltd.	184,624	17,034,184
Magellan Financial Group Ltd.	70,759	2,348,259
Medibank Pvt Ltd.	1,613,647	3,757,621
Mirvac Group	2,223,800	4,918,000
Newcrest Mining Ltd.	434,050	9,359,914
Oil Search Ltd.	784,792	3,871,287
Orica Ltd.	103,960	1,640,172
Origin Energy Ltd.	1,006,800	5,451,971
QBE Insurance Group Ltd.	746,047	6,476,263
Ramsay Health Care Ltd.	91,855	4,334,288
REA Group Ltd.	29,719	2,223,370
Santos Ltd.	1,013,131	5,667,733
Seek Ltd.	187,756	2,933,760
Sonic Healthcare Ltd.	256,976	5,052,825
Suncorp Group Ltd.	707,796	6,558,706
Sydney Airport	623,379	3,770,808
Tabcorp Holdings Ltd.	1,087,831	3,597,414
TPG Telecom Ltd.	136,129	613,361
Transurban Group	1,520,508	15,545,703
Treasury Wine Estates Ltd.	412,503	4,993,288
Washington H Soul Pattinson & Co. Ltd.	60,772	909,392
Woolworths Group Ltd.	718,394	18,471,071
Worley Ltd.	184,003	1,731,663

		289,564,146

Austria — 0.1%
ANDRITZ AG	41,067	1,845,485
Verbund AG	38,408	2,078,221

		3,923,706

Belgium — 1.1%
Anheuser-Busch InBev SA/NV	433,238	34,819,974
Colruyt SA	32,752	1,821,143
Telenet Group Holding NV(a)	26,307	1,291,961
UCB SA	71,315	5,749,195
Umicore SA	112,031	4,620,786

		48,303,059

Security	Shares	Value

Denmark — 3.1%
AP Moller — Maersk A/S, Class A	1,390	$1,669,096
AP Moller — Maersk A/S, Class B, NVS	2,419	3,084,626
Carlsberg A/S, Class B	60,796	8,556,985
Chr Hansen Holding A/S	60,174	4,621,165
Coloplast A/S, Class B	67,297	8,113,110
Demant A/S(a)	64,639	1,706,819
DSV PANALPINA A/S	123,994	12,037,174
Genmab A/S(a)	37,078	8,084,993
H Lundbeck A/S	40,644	1,387,053
ISS A/S	93,731	2,454,006
Novo Nordisk A/S, Class B	1,005,659	54,949,571
Novozymes A/S, Class B	121,356	5,716,542
Orsted A/S(b)	106,837	9,375,922
Pandora A/S	20,866	1,026,534
Tryg A/S	68,946	1,926,608
Vestas Wind Systems A/S	107,391	8,770,147

		133,480,351

Finland — 0.7%
Elisa OYJ	28,399	1,551,534
Fortum OYJ	125,999	3,077,096
Kone OYJ, Class B	193,811	12,333,494
Metso OYJ	58,883	2,225,674
Neste OYJ	241,351	8,713,363
Orion OYJ, Class B	20,560	911,547
Wartsila OYJ Abp	253,240	2,673,274

		31,485,982

France — 12.1%
Accor SA	106,407	4,572,826
Aeroports de Paris	16,589	3,153,683
Air Liquide SA	268,557	35,684,238
Airbus SE	332,203	47,595,337
Alstom SA	108,362	4,684,647
Arkema SA	19,633	2,007,243
Atos SE	55,878	4,327,665
BioMerieux	24,110	1,972,993
Bollore SA	249,915	1,081,813
Bureau Veritas SA	163,900	4,185,554
Capgemini SE	90,854	10,232,425
Cie. Generale des Etablissements Michelin SCA	63,356	7,711,532
Danone SA	350,936	29,113,572
Dassault Aviation SA	1,406	1,952,913
Dassault Systemes SE	74,717	11,340,865
Edenred	135,547	7,137,730
Eiffage SA	44,441	4,775,606
EssilorLuxottica SA	160,697	24,525,737
Eurazeo SE	22,913	1,597,681
Eurofins Scientific SE(c)	6,522	3,304,883
Faurecia SE	27,381	1,276,280
Getlink SE	250,051	4,187,333
Hermes International	17,997	12,950,544
Iliad SA	15,214	1,575,142
Ingenico Group SA	34,284	3,661,956
Ipsen SA	21,239	2,262,901
JCDecaux SA	43,703	1,194,553
Kering SA	43,052	24,505,410
Legrand SA	150,830	11,775,785
L’Oreal SA	143,579	41,936,169
LVMH Moet Hennessy Louis Vuitton SE	157,888	67,376,548
Pernod Ricard SA	120,667	22,279,975

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI EAFE Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Peugeot SA	216,998	$5,495,533
Remy Cointreau SA	12,825	1,715,555
Safran SA	186,712	29,548,114
Sartorius Stedim Biotech	15,596	2,335,038
Schneider Electric SE	156,594	14,545,870
SCOR SE	46,502	1,960,026
SEB SA	12,960	1,967,847
Sodexo SA(c)	50,279	5,530,848
STMicroelectronics NV	385,784	8,754,339
Teleperformance	33,308	7,550,930
Thales SA	61,034	5,967,637
Ubisoft Entertainment SA(a)	47,354	2,796,848
Veolia Environnement SA	150,957	3,969,548
Vivendi SA	521,636	14,525,809
Wendel SA	15,836	2,243,765
Worldline SA/France(a)(b)	46,625	2,832,337

		517,681,583

Germany — 8.3%
adidas AG	102,512	31,662,662
Allianz SE, Registered	84,297	20,596,073
Aroundtown SA	519,025	4,381,096
Axel Springer SE(a)	27,158	1,893,677
Beiersdorf AG	57,287	6,784,288
Brenntag AG	89,046	4,470,490
Carl Zeiss Meditec AG, Bearer	22,962	2,504,117
Commerzbank AG	371,522	2,222,903
Delivery Hero SE(a)(b)	32,077	1,504,116
Deutsche Boerse AG	107,986	16,739,952
Deutsche Wohnen SE	132,387	4,980,364
E.ON SE	1,247,401	12,576,464
Fraport AG Frankfurt Airport Services Worldwide	23,470	1,962,253
Fresenius Medical Care AG & Co. KGaA	121,950	8,827,157
Fresenius SE & Co. KGaA	237,749	12,499,662
GEA Group AG	91,192	2,788,650
Henkel AG & Co. KGaA	58,834	5,667,857
HOCHTIEF AG	14,003	1,746,590
HUGO BOSS AG	35,947	1,512,734
Infineon Technologies AG	708,256	13,731,508
KION Group AG	37,052	2,462,864
Knorr-Bremse AG	27,583	2,784,648
LANXESS AG	49,832	3,241,194
Merck KGaA	73,453	8,760,229
MTU Aero Engines AG	29,513	7,882,531
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	41,006	11,391,343
Puma SE	47,166	3,549,271
QIAGEN NV(a)	131,090	3,935,605
SAP SE	558,579	74,033,663
Siemens AG, Registered	434,787	50,146,574
Siemens Healthineers AG(b)	87,126	3,702,917
Symrise AG	73,391	7,064,495
thyssenkrupp AG(c)	229,977	3,282,864
United Internet AG, Registered(d)	69,469	2,093,360
Wirecard AG(c)	67,037	8,492,389
Zalando SE(a)(b)	78,510	3,402,861

		355,279,421

Hong Kong — 3.6%
AIA Group Ltd.	6,869,400	68,757,981
BeiGene Ltd., ADR(a)(c)	20,405	2,822,828

Security	Shares	Value

Hong Kong (continued)
Budweiser Brewing Co. APAC Ltd.(a)(b)	676,400	$2,472,519
Dairy Farm International Holdings Ltd.	124,900	753,147
Galaxy Entertainment Group Ltd.	1,231,000	8,504,874
Hong Kong & China Gas Co. Ltd.	5,824,310	11,310,206
Hong Kong Exchanges & Clearing Ltd.	679,500	21,240,606
Kerry Properties Ltd.	130,500	422,917
Link REIT	1,198,500	13,066,566
Melco Resorts & Entertainment Ltd., ADR	118,067	2,543,163
MGM China Holdings Ltd.	555,600	883,266
Shangri-La Asia Ltd.	684,666	703,212
Swire Pacific Ltd., Class A	141,500	1,348,616
Swire Properties Ltd.	659,600	2,078,686
Techtronic Industries Co. Ltd.	783,500	6,147,881
Vitasoy International Holdings Ltd.(c)	414,000	1,685,010
WH Group Ltd.(b)	5,440,500	5,775,286
Wheelock & Co. Ltd.	161,000	997,302
Wynn Macau Ltd.	900,000	1,961,290

		153,475,356

Ireland — 0.8%
CRH PLC(a)	457,214	16,669,776
Kerry Group PLC, Class A	90,590	10,955,639
Kingspan Group PLC	86,390	4,477,864
Smurfit Kappa Group PLC	128,861	4,298,539

		36,401,818

Israel — 0.6%
Check Point Software Technologies Ltd.(a)(c)	69,217	7,780,683
CyberArk Software Ltd.(a)(c)	21,216	2,155,121
Elbit Systems Ltd.	13,718	2,248,342
Israel Discount Bank Ltd., Class A	329,374	1,504,994
Mizrahi Tefahot Bank Ltd.	79,358	1,968,438
Nice Ltd.(a)	34,904	5,519,578
Wix.com Ltd.(a)	27,057	3,302,848

		24,480,004

Italy — 1.1%
CNH Industrial NV	577,289	6,278,227
Davide Campari-Milano SpA	337,321	3,091,570
Ferrari NV	69,236	11,080,535
Fiat Chrysler Automobiles NV	402,502	6,254,391
FinecoBank Banca Fineco SpA	322,430	3,633,164
Leonardo SpA	190,429	2,211,628
Moncler SpA	104,071	4,010,331
Pirelli & C SpA(b)	238,504	1,378,864
Prysmian SpA	141,219	3,262,882
Recordati SpA	60,067	2,524,409
Tenaris SA	133,188	1,345,345

		45,071,346

Japan — 24.1%
ABC-Mart Inc.	18,800	1,290,375
Acom Co. Ltd.	225,000	909,532
Advantest Corp.	113,300	5,182,633
Aeon Co. Ltd.	186,200	3,763,443
Aeon Mall Co. Ltd.	37,310	599,141
Ajinomoto Co. Inc.	248,200	4,728,439
Alfresa Holdings Corp.	107,000	2,407,141
Alps Alpine Co. Ltd.	121,300	2,630,102
ANA Holdings Inc.	66,400	2,286,118
Asahi Group Holdings Ltd.	204,800	10,286,888
Asahi Intecc Co. Ltd.	109,800	3,036,881
Astellas Pharma Inc.	1,075,900	18,496,463

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI EAFE Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Bandai Namco Holdings Inc.	113,400	$6,994,600
Benesse Holdings Inc.	40,700	1,094,444
Calbee Inc.	45,600	1,526,960
Casio Computer Co. Ltd.	110,900	1,810,633
Chubu Electric Power Co. Inc.	183,800	2,763,673
Chugai Pharmaceutical Co. Ltd.	127,600	10,800,056
Chugoku Electric Power Co. Inc. (The)	79,300	1,057,040
Coca-Cola Bottlers Japan Holdings Inc.	24,100	549,972
CyberAgent Inc.	58,500	1,910,226
Daifuku Co. Ltd.	57,700	3,101,031
Daiichi Sankyo Co. Ltd.	210,100	13,876,453
Daikin Industries Ltd.	141,700	19,962,916
Daito Trust Construction Co. Ltd.	40,500	5,383,516
Daiwa House Industry Co. Ltd.	112,500	3,886,846
Disco Corp.	15,800	3,490,162
East Japan Railway Co.	173,400	15,797,758
Eisai Co. Ltd.	144,100	10,513,082
FamilyMart Co. Ltd.	143,900	3,588,681
FANUC Corp.	38,700	7,732,482
Fast Retailing Co. Ltd.	33,200	20,591,647
FUJIFILM Holdings Corp.	204,900	9,059,914
Fujitsu Ltd.	112,400	10,003,241
GMO Payment Gateway Inc.(c)	22,700	1,677,748
Hakuhodo DY Holdings Inc.	131,600	1,981,821
Hamamatsu Photonics KK	79,900	3,126,377
Hankyu Hanshin Holdings Inc.	66,000	2,655,751
Hikari Tsushin Inc.	11,900	2,622,062
Hirose Electric Co. Ltd.	6,200	787,438
Hisamitsu Pharmaceutical Co. Inc.	9,900	464,299
Hitachi Chemical Co. Ltd.	20,400	676,509
Hitachi High-Technologies Corp.	38,900	2,432,487
Hitachi Ltd.	357,900	13,471,117
Hoshizaki Corp.	31,100	2,658,193
Hoya Corp.	216,500	19,231,761
Hulic Co. Ltd.	173,900	1,899,782
Isuzu Motors Ltd.	109,100	1,279,166
Itochu Techno-Solutions Corp.	54,600	1,476,304
Japan Airport Terminal Co. Ltd.	28,800	1,435,937
Japan Exchange Group Inc.	287,100	4,777,697
JGC Holdings Corp.	125,200	1,835,641
Kajima Corp.	127,500	1,764,396
Kakaku.com Inc.	76,100	1,776,054
Kaneka Corp.	27,600	928,042
Kansai Paint Co. Ltd.	99,700	2,420,910
Kao Corp.	277,400	22,437,312
Kawasaki Heavy Industries Ltd.	40,300	977,817
Keihan Holdings Co. Ltd.	54,500	2,581,194
Keikyu Corp.	124,200	2,488,481
Keio Corp.	57,811	3,588,287
Keisei Electric Railway Co. Ltd.	72,900	2,997,461
Keyence Corp.	51,774	32,959,499
Kikkoman Corp.	81,900	3,962,231
Kintetsu Group Holdings Co. Ltd.	62,600	3,422,284
Kirin Holdings Co. Ltd.	469,400	10,008,482
Kobayashi Pharmaceutical Co. Ltd.	27,700	2,226,659
Koito Manufacturing Co. Ltd.	60,300	3,190,565
Konami Holdings Corp.	51,900	2,290,024
Kose Corp.	18,600	3,320,660
Kubota Corp.	387,600	6,209,918
Kurita Water Industries Ltd.	55,600	1,614,948

Security	Shares	Value

Japan (continued)
Kyocera Corp.	182,900	$12,083,362
Kyowa Kirin Co. Ltd.	138,100	2,549,814
Kyushu Electric Power Co. Inc.	75,100	751,660
Lawson Inc.	28,200	1,559,928
LINE Corp.(a)(c)	33,800	1,247,509
Lion Corp.	130,100	2,736,667
M3 Inc.	250,700	6,038,785
Makita Corp.	126,100	4,298,400
Marui Group Co. Ltd.	37,300	833,949
McDonald’s Holdings Co. Japan Ltd.	37,700	1,893,631
Medipal Holdings Corp.	36,000	826,530
MEIJI Holdings Co. Ltd.	65,300	4,723,611
Mercari Inc.(a)(c)	42,200	956,775
MINEBEA MITSUMI Inc.	205,700	3,957,782
MISUMI Group Inc.	161,200	4,091,696
Mitsubishi Estate Co. Ltd.	674,300	13,145,435
Mitsui Fudosan Co. Ltd.	178,500	4,591,911
MonotaRO Co. Ltd.(c)	70,500	2,155,335
MS&AD Insurance Group Holdings Inc.	135,000	4,381,990
Murata Manufacturing Co. Ltd.	327,100	17,740,043
Nabtesco Corp.	63,400	2,052,634
Nagoya Railroad Co. Ltd.	107,100	3,417,927
Nexon Co. Ltd.(a)	279,500	3,244,739
NGK Insulators Ltd.	64,500	998,779
Nidec Corp.	126,800	18,866,639
Nintendo Co. Ltd.	63,600	22,720,799
Nippon Building Fund Inc.	267	2,025,253
Nippon Express Co. Ltd.	44,600	2,562,009
Nippon Paint Holdings Co. Ltd.	85,500	4,705,842
Nippon Yusen KK	56,500	1,025,942
Nissan Chemical Corp.	70,400	2,917,460
Nisshin Seifun Group Inc.	76,500	1,521,437
Nissin Foods Holdings Co. Ltd.	36,100	2,738,264
Nitori Holdings Co. Ltd.	45,700	6,979,390
Nomura Research Institute Ltd.	191,570	4,095,262
NTT Data Corp.	357,800	4,739,555
Obayashi Corp.	129,600	1,342,695
Obic Co. Ltd.	36,500	4,608,714
Odakyu Electric Railway Co. Ltd.	166,900	4,080,447
Oji Holdings Corp.	487,500	2,547,870
Olympus Corp.	662,300	9,067,148
Omron Corp.	109,000	6,452,986
Ono Pharmaceutical Co. Ltd.	216,900	4,107,065
Oracle Corp. Japan	21,900	1,940,724
Oriental Land Co. Ltd./Japan	113,900	16,736,520
Otsuka Corp.	58,700	2,383,729
Otsuka Holdings Co. Ltd.	109,900	4,613,350
Pan Pacific International Holdings Corp.	251,600	3,972,815
Park24 Co. Ltd.	63,300	1,498,402
PeptiDream Inc.(a)	53,000	2,676,842
Persol Holdings Co. Ltd.	101,900	1,970,038
Pigeon Corp.	65,200	3,208,584
Pola Orbis Holdings Inc.	52,500	1,195,643
Rakuten Inc.	488,800	4,693,348
Recruit Holdings Co. Ltd.	770,100	25,723,427
Renesas Electronics Corp.(a)	432,200	2,958,494
Rinnai Corp.	11,800	872,134
Rohm Co. Ltd.	53,300	4,269,719
Ryohin Keikaku Co. Ltd.	137,700	3,088,872
Santen Pharmaceutical Co. Ltd.	207,100	3,687,780

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI EAFE Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Secom Co. Ltd.	119,600	$11,135,230
Sega Sammy Holdings Inc.	97,400	1,376,691
Seibu Holdings Inc.	112,900	1,997,851
Sekisui Chemical Co. Ltd.	208,400	3,660,808
Seven & i Holdings Co. Ltd.	428,500	16,251,330
Seven Bank Ltd.	339,200	988,372
SG Holdings Co. Ltd.	81,900	2,037,178
Sharp Corp./Japan	120,000	1,397,530
Shimadzu Corp.	127,200	3,433,418
Shimano Inc.	41,800	6,998,566
Shimizu Corp.	168,300	1,578,615
Shin-Etsu Chemical Co. Ltd.	206,500	23,227,788
Shionogi & Co. Ltd.	152,500	9,194,718
Shiseido Co. Ltd.	227,700	18,889,169
Showa Denko KK	49,400	1,405,162
SMC Corp./Japan(c)	32,600	14,230,554
Softbank Corp.	955,800	13,129,485
SoftBank Group Corp.	937,800	36,347,828
Sohgo Security Services Co. Ltd.	41,200	2,252,366
Sompo Holdings Inc.	191,100	7,555,260
Sony Corp.	722,500	44,276,976
Sony Financial Holdings Inc.	34,100	737,800
Stanley Electric Co. Ltd.	76,100	2,132,954
SUMCO Corp.	70,700	1,190,923
Sumitomo Dainippon Pharma Co. Ltd.	89,100	1,567,626
Sumitomo Heavy Industries Ltd.	31,200	979,825
Sumitomo Realty & Development Co. Ltd.	189,600	6,915,432
Sundrug Co. Ltd.	41,800	1,390,047
Suntory Beverage & Food Ltd.	78,400	3,350,520
Suzuken Co. Ltd./Aichi Japan	21,400	1,148,143
Suzuki Motor Corp.	209,900	9,974,158
Sysmex Corp.	94,800	6,214,769
Taisei Corp.	114,300	4,546,413
Taisho Pharmaceutical Holdings Co. Ltd.	6,900	495,935
Taiyo Nippon Sanso Corp.	72,900	1,720,927
TDK Corp.	74,000	7,413,348
Terumo Corp.	367,900	12,081,264
Tobu Railway Co. Ltd.	108,700	3,644,952
Toho Co. Ltd./Tokyo	64,500	2,607,326
Toho Gas Co. Ltd.	20,800	812,913
Tokyo Century Corp.	26,000	1,212,155
Tokyo Electron Ltd.	89,200	18,214,606
Tokyu Corp.	285,100	5,409,001
TOTO Ltd.	51,900	2,138,796
Toyo Suisan Kaisha Ltd.	24,900	1,050,312
Toyoda Gosei Co. Ltd.	18,200	430,315
Trend Micro Inc./Japan	46,400	2,360,668
Tsuruha Holdings Inc.	20,600	2,330,494
Unicharm Corp.	230,100	7,851,986
USS Co. Ltd.	80,800	1,574,070
Welcia Holdings Co. Ltd.	26,600	1,537,857
Yakult Honsha Co. Ltd.	67,500	3,883,724
Yamaha Corp.	81,700	3,831,636
Yamato Holdings Co. Ltd.	174,100	2,937,500
Yamazaki Baking Co. Ltd.	44,600	761,589
Yaskawa Electric Corp.	135,900	5,254,725
Yokogawa Electric Corp.	130,200	2,405,156
ZOZO Inc.(c)	116,800	2,734,571

		1,035,851,224

Security	Shares	Value

Netherlands — 6.1%
Adyen NV(a)(b)	5,842	$4,102,197
Akzo Nobel NV	129,929	11,966,065
ASML Holding NV	242,302	63,526,226
EXOR NV	30,930	2,371,326
Heineken Holding NV	65,360	6,227,276
Heineken NV	147,017	15,001,233
Koninklijke Ahold Delhaize NV	671,644	16,728,569
Koninklijke DSM NV	102,945	12,202,881
Koninklijke KPN NV	2,038,045	6,321,014
Koninklijke Philips NV	526,177	23,052,655
Koninklijke Vopak NV	39,659	2,176,440
NXP Semiconductors NV	161,848	18,398,881
Prosus NV(a)	276,685	19,085,918
Unilever NV	828,381	48,935,529
Wolters Kluwer NV	159,742	11,765,837

		261,862,047

New Zealand — 0.2%
a2 Milk Co. Ltd.(a)(c)	417,702	3,482,350
Fisher & Paykel Healthcare Corp. Ltd.	324,383	3,983,712
Ryman Healthcare Ltd.	228,192	1,889,243

		9,355,305

Norway — 0.5%
Aker BP ASA	60,260	1,666,450
Equinor ASA	285,699	5,293,142
Mowi ASA	162,649	3,971,802
Norsk Hydro ASA	382,727	1,352,709
Orkla ASA	434,292	4,178,686
Schibsted ASA, Class B	55,608	1,555,367
Yara International ASA	100,261	3,908,358

		21,926,514

Portugal — 0.2%
Galp Energia SGPS SA	285,962	4,555,801
Jeronimo Martins SGPS SA	140,108	2,351,707

		6,907,508

Singapore — 1.2%
CapitaLand Ltd.	1,468,800	3,885,286
City Developments Ltd.	242,700	1,924,195
ComfortDelGro Corp. Ltd.	1,234,900	2,086,976
DBS Group Holdings Ltd.	658,700	12,584,004
Genting Singapore Ltd.	3,412,800	2,357,200
Oversea-Chinese Banking Corp. Ltd.	637,200	5,131,498
SATS Ltd.	389,300	1,444,553
Sembcorp Industries Ltd.(c)	601,900	1,012,786
Singapore Exchange Ltd.	433,200	2,845,665
Singapore Technologies Engineering Ltd.	959,300	2,812,452
United Overseas Bank Ltd.	465,800	9,182,861
UOL Group Ltd.	264,200	1,514,207
Venture Corp. Ltd.	162,300	1,887,806
Wilmar International Ltd.	1,128,100	3,108,399

		51,777,888

Spain — 1.5%
Aena SME SA(b)	38,164	7,004,030
Amadeus IT Group SA	249,366	18,456,141
Cellnex Telecom SA(b)	109,036	4,702,837
Cellnex Telecom SA(a)	31,158	1,343,877
Ferrovial SA	180,568	5,330,388
Grifols SA	169,209	5,451,912
Industria de Diseno Textil SA	620,977	19,363,574
Siemens Gamesa Renewable Energy SA	68,002	935,054

		62,587,813

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI EAFE Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden — 3.1%
Alfa Laval AB	179,061	$4,146,488
Assa Abloy AB, Class B	569,034	13,525,506
Atlas Copco AB, Class A	380,425	13,468,853
Atlas Copco AB, Class B	221,762	6,884,674
Boliden AB	156,847	4,227,118
Electrolux AB, Series B	128,185	3,372,834
Epiroc AB, Class A	375,459	4,232,258
Epiroc AB, Class B	223,079	2,431,240
Essity AB, Class B	343,963	10,756,988
Hexagon AB, Class B	148,039	7,573,817
Husqvarna AB, Class B	232,777	1,784,552
L E Lundbergforetagen AB, Class B	42,201	1,591,796
Lundin Petroleum AB	104,528	3,458,843
Millicom International Cellular SA, SDR	37,724	1,722,861
Sandvik AB	644,570	11,397,040
Securitas AB, Class B	176,874	2,834,596
SKF AB, Class B	211,908	3,839,256
Swedish Match AB	100,673	4,735,684
Tele2 AB, Class B	284,873	4,081,949
Telefonaktiebolaget LM Ericsson, Class B	1,749,766	15,321,327
Volvo AB, Class B	847,322	12,699,760

		134,087,440

Switzerland — 13.3%
Alcon Inc.(a)	236,090	13,939,299
Barry Callebaut AG, Registered	1,234	2,601,186
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	614	4,561,054
Chocoladefabriken Lindt & Spruengli AG, Registered	58	4,749,329
Cie. Financiere Richemont SA, Registered	296,675	23,331,117
Clariant AG, Registered	111,004	2,273,515
Coca-Cola HBC AG	117,595	3,575,944
Credit Suisse Group AG, Registered	944,260	11,703,369
Dufry AG, Registered	24,583	2,132,063
EMS-Chemie Holding AG, Registered	4,759	2,975,731
Geberit AG, Registered	21,165	10,737,470
Givaudan SA, Registered	5,241	15,387,056
Julius Baer Group Ltd.	128,017	5,646,111
Kuehne + Nagel International AG, Registered	20,023	3,233,509
LafargeHolcim Ltd., Registered	180,040	9,283,441
Lonza Group AG, Registered	42,517	15,296,210
Nestle SA, Registered	1,741,818	185,911,600
Novartis AG, Registered	793,632	69,241,225
Partners Group Holding AG	10,658	8,308,217
Roche Holding AG, NVS	399,301	120,103,914
Schindler Holding AG, Participation Certificates, NVS	23,023	5,627,715
Schindler Holding AG, Registered	11,489	2,715,211
SGS SA, Registered	3,025	7,872,511
Sika AG, Registered	72,386	12,434,180
Sonova Holding AG, Registered	31,401	7,191,919
Straumann Holding AG, Registered	5,841	5,207,917
Swatch Group AG (The), Bearer	16,710	4,623,086
Temenos AG, Registered	37,194	5,305,351
Vifor Pharma AG	25,687	4,036,250

		570,005,500

United Kingdom — 10.9%
Ashtead Group PLC	265,483	8,066,197
Associated British Foods PLC	202,370	5,829,151

Security	Shares	Value

United Kingdom (continued)
AstraZeneca PLC	745,540	$72,364,260
Auto Trader Group PLC(b)	539,370	3,923,843
Berkeley Group Holdings PLC	34,961	1,990,991
Bunzl PLC	189,078	4,912,909
Burberry Group PLC	232,800	6,157,407
Carnival PLC	60,997	2,440,518
Coca-Cola European Partners PLC	133,414	7,138,983
Compass Group PLC	905,564	24,092,189
Croda International PLC	73,245	4,564,555
DCC PLC	55,524	5,198,922
Diageo PLC	1,350,270	55,291,673
Experian PLC	516,889	16,239,774
Ferguson PLC	131,470	11,204,240
Fresnillo PLC	123,082	1,130,803
G4S PLC	885,734	2,370,216
Halma PLC	216,579	5,250,541
Hargreaves Lansdown PLC	161,581	3,704,998
InterContinental Hotels Group PLC	97,616	5,886,280
Intertek Group PLC	92,134	6,380,725
John Wood Group PLC	194,408	851,040
Johnson Matthey PLC	109,953	4,367,968
London Stock Exchange Group PLC	178,882	16,096,644
Melrose Industries PLC	2,754,814	7,596,433
Merlin Entertainments PLC(b)	408,764	2,404,034
Mondi PLC	277,044	5,726,953
NMC Health PLC(c)	53,376	1,507,765
Ocado Group PLC(a)	168,554	2,898,665
Reckitt Benckiser Group PLC	402,298	31,046,991
RELX PLC	1,108,784	26,657,945
Rentokil Initial PLC	1,055,033	6,204,888
Rolls-Royce Holdings PLC	971,426	8,912,304
RSA Insurance Group PLC	575,802	3,890,846
Sage Group PLC (The)	624,573	5,817,402
Segro PLC	215,029	2,348,964
Smith & Nephew PLC	494,930	10,583,255
Smiths Group PLC	144,511	3,017,199
Spirax-Sarco Engineering PLC	41,992	4,306,256
St. James’s Place PLC	303,046	4,082,191
Standard Chartered PLC	561,670	5,094,872
Tesco PLC	5,565,133	16,937,405
Unilever PLC	630,777	37,729,998
Weir Group PLC (The)	74,017	1,289,650
Whitbread PLC	76,308	4,009,933

		467,518,776

Total Common Stocks — 99.3% (Cost: $3,590,580,838)		4,261,026,787

Preferred Stocks

Germany — 0.3%
Fuchs Petrolub SE, Preference Shares, NVS	37,907	1,618,898
Henkel AG & Co. KGaA, Preference Shares, NVS	66,066	6,867,978
Sartorius AG, Preference Shares, NVS	20,275	3,940,372

		12,427,248

United Kingdom — 0.0%
Rolls Royce Holdings PLC, Preference Shares(a)	43,992,836	56,927

Total Preferred Stocks — 0.3% (Cost: $12,317,102)		12,484,175

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI EAFE Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.00%(e)(f)(g)	54,791,953	$54,819,349
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(e)(f)	1,384,000	1,384,000

		56,203,349

Total Short-Term Investments — 1.3% (Cost: $56,197,055)		56,203,349

Total Investments in Securities — 100.9% (Cost: $3,659,094,995)		4,329,714,311

Other Assets, Less Liabilities — (0.9)%		(38,782,573)

Net Assets — 100.0%		$4,290,931,738

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	23,018,246	31,773,707	54,791,953	$54,819,349	$63,708	(a)	$(1,782)	$74
BlackRock Cash Funds: Treasury, SL Agency Shares	1,176,000	208,000	1,384,000	1,384,000	6,663		—	—

				$56,203,349	$70,371		$(1,782)	$74

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	210	12/20/19	$8,456	$200,979
FTSE 100 Index	34	12/20/19	3,188	(23,842)
TOPIX Index	27	12/12/19	4,167	210,441

				$387,578

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI EAFE Growth ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$4,261,026,787	$—	$—	$4,261,026,787
Preferred Stocks	12,484,175	—	—	12,484,175
Money Market Funds	56,203,349	—	—	56,203,349

	$4,329,714,311	$—	$—	$4,329,714,311

Derivative financial instruments(a)
Assets
Futures Contracts	$411,420	$—	$—	$411,420
Liabilities
Futures Contracts	(23,842)	—	—	(23,842)

	$387,578	$—	$—	$387,578

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

SDR	Swedish Depositary Receipt